Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2012 Generation Health, Inc.	Dec. 31, 2012 Generation Health, Inc.	Dec. 31, 2011 Generation Health, Inc.	Dec. 31, 2013 Generation Health, Inc. Minimum	Dec. 31, 2013 Generation Health, Inc. Maximum
Redeemable Noncontrolling Interest
Ownership interest in Generation Health, Inc. (as a percent)												60.00%
2015 purchase price for redeemable noncontrolling interest on exercise of put rights by nonemployee owners															$ 26	$ 159
Remaining interest acquired in Generation Health (as a percent)												40.00%
Acquisition from minority interest												26
Acquisition from employee option holders												5
Aggregate acquisition cost of Remaining interest in Generation Health												31
Reconciliation of the changes in the redeemable noncontrolling interest:
Beginning balance													30	34
Net loss attributable to noncontrolling interest	0	0	0	0	0	0	(1)	(1)	0	(2)	(4)		(2)	(4)
Purchase of noncontrolling interest													(26)	0
Reclassification to capital surplus in connection with purchase of noncontrolling interest													(2)	0
Ending balance													$ 0	$ 30